Note 20 - Estimated Fair Value of Financial Instruments (Detail) - Assets Measured at Fair Value on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Mortgage backed
Municipals	$ 5,419	$ 7,605
Other available-for-sale securities	1,479	1,576
Total assets at fair value	44,849	48,958
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage backed
Mortgage backed	37,951	38,232
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Mortgage backed
Mortgage backed	37,951	38,232
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Mortgage backed
Mortgage backed		1,545
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Mortgage backed
Mortgage backed		1,545
Fair Value, Inputs, Level 2 [Member]
Mortgage backed
Municipals	5,419	7,605
Other available-for-sale securities	78	86
Total assets at fair value	43,448	47,468
Fair Value, Inputs, Level 3 [Member]
Mortgage backed
Other available-for-sale securities	1,401	1,490
Total assets at fair value	$ 1,401	$ 1,490